Prepayments and Other Assets - Summary of Other Assets (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Prepayment and other current assets
Deposit to third-party payment service providers	¥ 62,240,852		¥ 24,888,833
Value-added tax receivable	48,451,205		20,640,519
Prepayment for the use of contents	34,361,525		7,166,442
Receivable for share option exercises	22,212,500
Contract assets	18,867,925
Lease deposits-current portion	4,647,787		1,017,056
Loans and advance to employees	8,723,553		5,389,935
Deposit to third-party advertising platforms	16,821,962		5,000,000
Interest receivable	4,272,559		2,958,984
Prepayments of business insurance	3,607,569		2,996,381
Cooperation service fee-current portion (Note 3c)	1,676,555
Prepayments of advertisement fee	1,456,410		17,669,507
Prepayments of IT service fee	1,110,150		705,580
Prepayment of office lease	93,783		5,609,752
Deferred cost for incentive payment to customer			22,842,164
Others	6,184,051		3,480,353
Prepayment and other current assets, current	234,728,386	$ 33,716,623	120,365,506
Non-current
Long-term lease deposits	7,944,497		7,424,707
Long-term prepayments of advertisement fee	6,615,789
Long-term cooperation service fee (Note 3c)	6,251,505
Long-term prepaid server fee			2,087,264
Prepayment for purchase of property and equipment			1,160,170
Prepayment and other assets, non-current	¥ 20,811,791		¥ 10,672,141